DEFERRED INCOME (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred income	$ 1,263,353		$ 1,355,552	$ 1,568,398
Government Grants [Member]
Deferred income, revenue recognized	156,582	$ 170,164	286,095	696,716
Asset Based Grants [Member]
Deferred income, revenue recognized	68,437	127,765	232,142	169,238
Income Based Grants [Member]
Deferred income, revenue recognized	$ 88,145	$ 42,399	$ 53,953	$ 527,478